Leases - Contractual Obligations and Commitments (Details) £ in Thousands	Jun. 30, 2024 GBP (£)
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	£ 63,937
Short-term leases	1,893
Leases contracted, but not yet commenced	448
Contractual capital commitments	66,278
Less than 1 year
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	14,450
Short-term leases	1,893
Leases contracted, but not yet commenced	136
Contractual capital commitments	16,479
1 to 3 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	31,080
Short-term leases	0
Leases contracted, but not yet commenced	288
Contractual capital commitments	31,368
3 to 5 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	7,920
Short-term leases	0
Leases contracted, but not yet commenced	24
Contractual capital commitments	7,944
More than 5 years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	10,487
Short-term leases	0
Leases contracted, but not yet commenced	0
Contractual capital commitments	£ 10,487